Consolidated Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013	Oct. 31, 2012
Current assets
Cash and cash equivalents	$ 323,099	$ 109,360
Accounts receivable(Note 4)	29,456	46,488
Notes receivable (Note 10(a))	3,836	4,004
Inventories(Note 5)	47,371	33,977
Income taxes recoverable(Note 21)	834	23,951
Current portion of deferred tax assets(Note 21)	619	4,141
Other current assets(Note 8)	2,783	2,042
Total current assets	407,998	223,963
Restricted cash (Note 6)	40,824	3,906
Property, plant and equipment, net(Note 7)	47,146	88,217
Deferred tax assets (Note 21)	62,873	52,855
Long-term investments (Note 9)	1,450	1,450
Other long-term assets(Note 10)	56,760	58,190
Total assets	617,051	428,581
Current liabilities
Accounts payable	25,458	18,783
Accrued liabilities(Note 12)	41,408	80,322
Income taxes payable(Note 21)	9,756	9,494
Current portion of long-term debt(Note 13)	3,948	4,190
Current portion of deferred revenue (Note 14)	1,720	1,500
Total current liabilities	82,290	114,289
Long-term debt (Note 13)	36,493	39,141
Deferred revenue (Note 14)	842	1,958
Long-term income taxes payable(Note 21)	2,067	3,960
Other long-term liabilities(Note 15)	35,783	74,468
Total liabilities	157,475	233,816
Shareholders’ equity
Common shares at par – Authorized shares: unlimited; Issued and outstanding shares: 61,909,301 and 61,909,101, respectively; (Note 17)	252,168	252,168
Additional paid-in capital	86,147	84,726
Accumulated deficit	(28,322)	(265,474)
Accumulated other comprehensive income	149,583	123,345
Total shareholders’ equity	459,576	194,765
Total liabilities and shareholders’ equity	$ 617,051	$ 428,581